Securities - Summary of Securities at Fair Value Through Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	R$ 50,879,981	R$ 44,062,950
Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	53,250,910	43,693,837
At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	50,879,981	44,062,950
National Treasury Bills | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	49,357,469	41,023,844
National Treasury Bills | At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	46,981,007	41,343,987
Foreign sovereign bonds | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	3,893,441	2,669,993
Foreign sovereign bonds | At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	R$ 3,898,974	R$ 2,718,963